Cambria ETF Trust

Cambria Shareholder Yield ETF (SYLD)

Cambria Global Value ETF (GVAL)

Cambria Global Momentum ETF (GMOM)

Supplement dated December 17, 2018 to the Statutory Prospectus and Statement of Additional Information (“SAI”) dated September 1, 2018, as each may be amended or supplemented

Effective immediately, Cambria Shareholder Yield ETF, Cambria Global Value ETF and Cambria Global Momentum ETF (each, a “Fund” and, collectively, the “Funds”) are listed and traded on CBOE BZX Exchange, Inc., and the Funds are no longer listed on NYSE Arca, Inc. Accordingly, any reference to each Fund’s listing exchange is hereby replaced with a reference to CBOE BZX Exchange, Inc.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

CIM-SU-002-0100